Accounts Payable, Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accounts Payable, Accrued Expenses and Other Current Liabilities [Abstract]
ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 9 – ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Amounts related to accounts payable, accrued expenses and other current liabilities as of December 31, 2025 and 2024 were as follows:

	December 31,
	2025	2024

Trade accounts payable	$530,702	$468,803
Accrued payroll liabilities	9,404	17,827
Accrued operating expenses	177,204	90,462
Accrued interest	78,393	161,171
Accrued commissions payable from 2022 MSSP Consideration	25,000	25,000
Product return allowance	777	2,049
	$821,480	$765,312